Drilling units, machinery and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$7,331,372	$(1,123,739)	$6,207,633
Additions/ Transfer from drilling units under construction	909,830	-	909,830
Disposal of assets	(5,477)	-	(5,477
Impairment loss	(976,730)	561,744	(414,986
Depreciation	-	(360,108)	(360,108
Balance December 31, 2015	$7,258,995	(922,103)	6,336,892
Additions	99,515	-	99,515
Disposal of assets	(7,756)	133	(7,623)
Impairment loss	(3,658,815)	-	(3,658,815)
Depreciation	-	(331,677)	(331,677)
Balance December 31, 2016	$3,691,939	(1, 253,647)	2,438,292